Pension Plans And Other Post-Retirement Benefits (Schedule Of Target Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities percentage of Target Allocation minimum	50.00%
Equity securities percentage of Target Allocation maximum	75.00%
Debt securities percentage of Target Allocation minimum	25.00%
Debt securities percentage of Target Allocation maximum	50.00%
Cash percentage of Target Allocation	0.00%
Total percentage of Target Allocation	100.00%
Equity securities, Percentage of Plan Assets		66.00%	70.00%
Debt securities, Percentage of Plan Assets		24.00%	24.00%
Cash, Percentage of Plan Assets		10.00%	6.00%
Total, Percentage of Plan Assets		100.00%	100.00%
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities percentage of Target Allocation minimum	50.00%
Equity securities percentage of Target Allocation maximum	75.00%
Debt securities percentage of Target Allocation minimum	25.00%
Debt securities percentage of Target Allocation maximum	50.00%
Cash percentage of Target Allocation	0.00%
Total percentage of Target Allocation	100.00%
Equity securities, Percentage of Plan Assets		56.00%	60.00%
Debt securities, Percentage of Plan Assets		34.00%	33.00%
Cash, Percentage of Plan Assets		10.00%	7.00%
Total, Percentage of Plan Assets		100.00%	100.00%